Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 64,993	¥ 48,897
Reserve funds requires to be maintained by MHFG Group	1,701	1,678
Fair value collateral received that can be sold or repledged	15,529	16,632
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 13,379	¥ 14,865